LEASES - Maturities of Lease Liabilities (Details) - USD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Future Minimum Lease Payment Due
2024	$ 51
2025	32
2026	22
2027	14
2028	11
Thereafter	59
Total undiscounted future minimum lease payments	189
Less: amount of lease payments representing interest	$ (25)
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Other Liabilities, Current, Other Liabilities, Noncurrent
Present value of future minimum lease payments	$ 164
Less: Current liabilities	(46)	$ (51)
Long-term lease liabilities	$ 118	$ 101